Operating Segments - Information on geographical areas (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Disclosure of geographical areas [line items]
Operating income(expense)		₩ 4,255,190	$ 2,879,020	₩ 3,499,029	₩ 4,430,524
Major non-current assets	[1]	6,661,585		6,441,739
Domestic customers
Disclosure of geographical areas [line items]
Operating income(expense)		3,767,897		3,055,926	3,835,809
Major non-current assets	[1]	6,068,817		5,804,919
Foreign customers
Disclosure of geographical areas [line items]
Operating income(expense)		487,293		443,103	₩ 594,715
Major non-current assets	[1]	₩ 592,768		₩ 636,820

[1]	Major non-current assets included joint ventures and related business investments, investment properties, premises equipment, and intangible assets.